Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent events
Note 22 - Subsequent events

Apart from those disclosed elsewhere in these financial statements, the Company had the following subsequent events:

On March 29, 2016, a total of 31,250 shares were issued to a consultant of the Company. The grant date fair value for such shares was $3.38 per share. Consulting expense of $106 will be recorded in the statement of comprehensive income (loss) during the 2016 fiscal year.

On March 15, 2016, a total of 48,000 shares were issued to the Company’s independent directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.35 per share. Compensation expense of $161 will be recorded in the statement of comprehensive income (loss) during 2016.

On February 29, 2016, a total of 60,000 shares were issued to the certain IR service providers. The grant date fair value was $3.37 per share. Consulting expense of $202 will be recorded in the statement of comprehensive income (loss) during 2016.